Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Jun. 28, 2014
Document Information [Line Items]
Entity Registrant Name	PENTAIR PLC
Entity Central Index Key	0000077360
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Trading Symbol	PNR
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	182,442,197
Entity Public Float		$ 13,741,728,602